Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Accumulated amortization	¥ (15,731,077)		¥ (13,338,363)			$ (2,249,514)
Intangible assets, net	39,183,115		36,591,969			5,603,111
Insurance broker license	26,000,000				¥ 600,000
Amortization expenses	2,392,714	$ 342,154	2,332,653	¥ 2,234,031
Future amortization expenses
2026	2,383,578					340,847
2027	2,258,429					322,951
2028	2,095,841					299,701
2029	1,712,430					244,874
2030	1,147,241					164,053
Licenses
Intangible assets, net
Intangible assets, Gross	26,600,000		26,600,000			3,803,749
Software and others
Intangible assets, net
Intangible assets, Gross	¥ 28,314,192		¥ 23,330,332			$ 4,048,876
Weighted Average Remaining Amortization Period in Years	6 years 11 months 4 days					6 years 11 months 4 days